Additional Capital Disclosures - Summary of Capital Structure (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Total equity attributable to the equity shareholders of the Company		$ 684,092	$ 587,110	$ 552,419
As percentage of total capital		98.00%	95.00%
Long-term debt	[1]	$ 16,800	$ 33,600
Total debt	[1]	$ 16,800	$ 33,600
As percentage of total capital		2.00%	5.00%
Total capital (debt and equity)		$ 700,892	$ 620,710
Percentage of change in total equity attributable to the equity shareholders of the Company		17.00%
Percentage of change in long term debt		(49.00%)
Percentage of change in total debt		(49.00%)
Percentage of change in total capital (debt and equity)		13.00%

[1]	Before netting off debt issuance cost of $52 and $178 as at March 31, 2021 and March 31, 2020, respectively.